Debt - Summary of German Private Placement Tranches (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying value		$ 383,675	$ 407,950
German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Carrying value		$ 15,050	120,956
June 2024 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 64.0
Interest rate		1.09%
Carrying value		$ 0	70,704
June 2024 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 31.0
Interest rate	0.70%
Carrying value		$ 0	34,247
June 2027 | German Private Placement (2017 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 14.5
Interest rate		1.61%
Carrying value		$ 15,050	16,005
July 2025 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 51.5
Interest rate	0.55%
Carrying value		$ 53,481	56,836
July 2027 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 62.0
Interest rate		2.741%
Carrying value		$ 64,323	68,388
July 2027 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 29.5
Interest rate	0.70%
Carrying value		$ 30,605	32,539
July 2029 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 37.0
Interest rate		3.044%
Carrying value		$ 38,371	40,803
July 2029 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 103.0
Interest rate	0.85%
Carrying value		$ 106,818	113,586
July 2032 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 9.5
Interest rate		3.386%
Carrying value		$ 9,849	10,475
July 2032 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 7.5
Interest rate	1.00%
Carrying value		$ 7,776	8,269
August 2035 | German Private Placement (2022 Schuldschein)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 70.0
Interest rate		3.04%
August 2035 | German Private Placement (2022 Schuldschein) | Net Investment Hedging
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional amount | €	€ 70.0
Interest rate		3.04%
Carrying value		$ 72,452	$ 77,054